VCC MORTGAGE SECURITIES, LLC ABS-15G

EXHIBIT 99.08

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	82	69.49%
Delinquency, No Missing Data	36	30.51%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	118	100.00%